DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	£ 1,305	£ 1,079
Total debt securities in issue	59,293	76,431
The Group | Before IFRS 9 impairment adjustments
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	21,501	26,628
Covered bonds (note 26)	23,977	29,818
Certificates of deposit issued	3,597	4,925
Securitisation notes (note 26)	4,436	7,329
Commercial paper	5,782	7,731
Total debt securities in issue	59,293	76,431
The Bank
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	0	0
Securitisation notes (note 26)	0	0
Total debt securities in issue	48,109	61,509
The Bank | Before IFRS 9 impairment adjustments
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	19,546	25,603
Covered bonds (note 26)	20,895	25,359
Certificates of deposit issued	3,597	4,925
Commercial paper	4,071	5,622
Total debt securities in issue	£ 48,109	£ 61,509